SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended						9 Months Ended	12 Months Ended		25 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	May 29, 2024	Mar. 19, 2024	Feb. 23, 2024	Feb. 14, 2024	Aug. 17, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 14, 2024	Oct. 24, 2024	Oct. 17, 2024	Oct. 14, 2024	Sep. 19, 2024	Feb. 22, 2024	Feb. 12, 2024	Jun. 06, 2023
Warrant shares exercise for common stock shares													222,222
Warrant shares cancelled for common stock shares														290,714
Warrant shares cancelled														292,000
Common stock, shares issued			150,000					12,184,109	1,433,903	1,085,184					720,000		104,274	481,000
Warrant shares received in return													222,222
Accrued interest				$ 245,884				$ 784,722	$ 770,625	$ 908,743
Conversion of common stock upon the preferred stock			89,256	168,414		28,667
Non-compliance expences							$ 2,500,000
Non-refundable payment		$ 250,000
Conversion of promissory notes	$ 1,305,556							$ 273,673
Stock compensation	$ 300,000								$ 1,338,760	$ 3,053,180
Subsequent Event [Member] | Consultant [Member]
Common stock, shares issued												55,000
Subsequent Event [Member] | Former Debtholder [Member]
Common stock, shares issued												250,000
Subsequent Event [Member] | Prior Consultant [Member]
Common stock, shares issued												28,619
Series E preferred stock [Member]
Issued shares of common stock upon the conversion of preferred stock											28,667
Conversion of common stock upon the preferred stock											86,000
Technology License and Commercialization Agreement
Agreement description				the Company and GOLQ agreed to and added Section 3.3 to further detail technical assistance from GOLQ to the Company. In addition, Section 5.1 was amended such that the royalty was lowered from eight percent (8%) to five percent (5%) for which the Company granted to GOLQ a warrant to purchase two hundred ninety-two thousand (292,000) shares of Company Common Stock (the “Warrant”) for a price equal to $0.01 per share (the “Exercise Price”). The Warrant may be exercised at any time commencing upon the date that is six (6) months from the Effective Date and terminating at 5:00 P.M., New York time, on the three (3) year anniversary of the Effective Date, unless the closing sale price for the common stock of the Company has closed at or above $5.00 for ten consecutive trading days. Further, the Amendment contains a blocker provision that limits shares issuable under the Warrant such that the shares beneficially owned by GOLQ does not exceed 9.99% of the total number of issued and outstanding shares of the Company’s Common Stock (including for such purpose the shares of Common Stock issuable upon such exercise).
GOLQ [Member]
Common stock, shares issued																1,961,755
Purchase price for option					$ 400,000
Ownership percentage					16.66%
Royalty percentage					5.00%
Percentage of of issued and outstanding shares					19.99%
Asset Purchase Agreement [Member] | Job Mobz [Member]
Non-refundable payment		$ 250,000